SCHEDULE OF CONTRACT LIABILITIES (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
Contract liabilities, current	$ 5,007,811	$ 7,032,566	$ 9,426,113
Total	$ 5,007,811	$ 7,032,566	$ 9,426,113